Capital Structure	12 Months Ended
Dec. 31, 2025
Shareholder
Capital Structure
Note 6. Capital Structure
As of December 31, 2025, the Company was authorized to issue 785,000,000 shares, consisting of (i) 740,000,000 shares of Common Stock, and (ii) 45,000,000 shares of preferred stock, par value $0.0001 per share (“Preferred Stock”). Holders of the Common Stock are entitled to dividends if and when declared by the Company’s Board of Directors (the “Board of Directors”). The holder of each share of Common Stock is entitled to one vote. As of December 31, 2025, no dividends were declared.
Common Stock Reserved
As of December 31, 2025, Common Stock reserved for future issuance, on an as converted basis, totaled 67,332,122 shares and includes 7,432,122 shares to be issued upon conversion of outstanding Warrants, 50,000,000 shares to be issued upon exercise of outstanding stock options, 1,250,000 shares to be issued under the PIPE SPA, 6,250,000 shares to be issued under the Semnur/Biconomy SPA and 2,400,000 shares reserved under the 2025 Inducement Plan (as defined in Note 7).
Preferred Stock
As of December 31, 2025, the Company had 5,423,606 shares of Series A preferred stock (“Series A Preferred Stock”) issued and outstanding. The holders of Series A Preferred Stock have various rights and preferences as follows:
Rank
The Series A Preferred Stock shall rank (i) senior to all Common Stock, and to all other classes or series of capital stock of Semnur, except for any such other class or series, the terms of which expressly provide that it ranks on parity with the Series A Preferred Stock as to dividend rights and rights on liquidation, dissolution or winding-up
of Semnur (“Junior Securities”); and (ii) on parity with each class or series of capital stock of Semnur, created specifically ranking by its terms on parity with the Series A Preferred Stock as to dividend rights and rights on liquidation, dissolution or winding-up
of Semnur (“Parity Security”).
Dividend Rights
Holders of Series A Preferred Stock shall not be entitled to dividends unless Semnur pays dividends to holders of Common Stock and shall be entitled to receive, when, as and if declared by the Board of Directors, such dividends (whether in cash or other property) as are paid to holders of Common Stock to the same extent as if such holders of Series A Preferred Stock had been deemed to convert their shares of Series A Preferred Stock into Common Stock and had held such shares of Common Stock on the record date for such dividends and distributions. Such payments will be made concurrently with the dividend or distribution to the holders of the Common Stock.

Liquidation Preference
In the event of a change of control, liquidation, dissolution or winding-up
of Semnur, whether voluntary or involuntary, before any payment or distribution of Semnur’s property or assets (whether capital or surplus) shall be made to or set apart for the holders of Junior Securities, the holders of Series A Preferred Stock shall be entitled to receive an amount per share of Series A Preferred Stock equal to the greater of (i) the sum of $10.00 (which amount shall be appropriately adjusted in the event of any stock split, stock combination or other similar recapitalization of the Series A Preferred Stock) and all accrued and unpaid dividends and (ii) the amount such share of Series A Preferred Stock would be entitled to receive pursuant to the change of control, liquidation, dissolution or winding-up
of Semnur assuming that such share had been converted into shares of Common Stock in a Deemed Conversion (as defined below). If, in the event of a change of control, liquidation, dissolution or winding-up
of Semnur, Semnur’s assets, or proceeds thereof, are insufficient to pay in full the aggregate amount of liquidation preference payable in respect of all outstanding shares of Series A Preferred Stock, such assets or the proceeds thereof will be distributed ratably in proportion to the respective amounts of the liquidation preference if paid in full.
Conversion and Redemption Rights
The shares of Series A Preferred Stock are not convertible into Common Stock or any other securities of Semnur and are not redeemable by Semnur; provided, however, a number of the rights, preferences and privileges of the Series A Preferred Stock set forth in the certificate of designations (the “Certificate of Designations”) will be determined based on an as-converted-to-Common
Stock basis or otherwise assume that the shares of Series A Preferred Stock are converted into shares of Common Stock. Accordingly, the number of shares of Common Stock that each share of Series A Preferred Stock is deemed to be (or otherwise being treated as) converted into for the purpose of affecting the various rights, preferences and privileges of the Series A Preferred Stock set forth in the Certificate of Designations (a “Deemed Conversion”), whether in connection with a change of control or otherwise, shall be equal to the result obtained by dividing (i) stated value by (ii) $10.00 (subject to anti-dilution adjustments).
Voting and Other Preferred Rights
Except as otherwise required by law or as set forth in the Certificate of Designations, the holders of shares of Series A Preferred Stock are entitled to vote, together with the holders of shares of Common Stock and not separately as a class, on all matters upon which holders of shares of Common Stock have the right to vote. The holders of shares of Series A Preferred Stock are entitled to one vote for each share of Common Stock that such share of Series A Preferred Stock would otherwise be convertible into pursuant to a Deemed Conversion on the record date for the determination of the stockholders entitled to vote.
As long as any shares of Series A Preferred Stock are outstanding, Semnur shall not, without the affirmative vote of the holders of at least a majority of the outstanding shares of Series A Preferred Stock (a) change the Series A Preferred Stock (whether by merger, conversion, consolidation, reclassification or otherwise) into cash, securities or other property except in accordance with the terms of the Certificate of Designations; (b) create, authorize or issue any Parity Security or other equity security the terms of which provide that it ranks senior to the Series A Preferred Stock with respect to dividend rights or rights upon liquidation, dissolution or winding-up
of Semnur, or increase the authorized amount of any such other class or series; or (c) amend its certificate of incorporation or the Certificate of Designations in any manner that adversely affects the holders of Series A Preferred Stock.

Consulting Agreements with Stock Remuneration
Consulting Services Agreement with 450W42ND MIMA, LLC
On August 25, 2024, Legacy Semnur entered into a consulting services agreement with 450W42ND MIMA, LLC who agreed to perform certain consulting and advisory services related to Legacy Semnur’s business, financing, and mergers and acquisitions opportunities for a period of 12 months from the date of the agreement, for Common Stock.
On July 22, 2025, Legacy Semnur entered into an amendment to the foregoing consulting services agreement, pursuant to which Legacy Semnur instead agreed to issue 3,200,000 shares of Legacy Semnur common stock, subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
In September 2025, the consulting agreement with 450W42ND MIMA, LLC was terminated and no shares were issued.
Consulting Services Agreement with Wise Orient Investments Limited
On August 26, 2024, Legacy Semnur entered into a consulting services agreement with Wise Orient Investments Limited (“Wise Orient”) who agreed to perform certain consulting and advisory services related to Legacy Semnur’s business, financing, and mergers and acquisitions opportunities for a period of 12 months from the date of the agreement, for Common Stock.
On July 22, 2025, Legacy Semnur entered into an amendment to the foregoing consulting services agreement, pursuant to which Legacy Semnur agreed to instead issue 3,200,000 shares of Legacy Semnur common stock, subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Upon Closing, 4,000,000 shares (i.e., the then-existing 3,200,000 shares of Legacy Semnur common stock multiplied by the Exchange ratio) of Common Stock were issued to Wise Orient and the associated expense was recognized as G&A expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025.
Consulting Services Agreement with JW Investment Management Company Limited
On June 12, 2025, Legacy Semnur entered into an advisory services agreement with JW Investment Management Company Limited (“JW”), pursuant to which JW agreed to perform certain consulting and advisory services related to Legacy Semnur’s business, financing, and mergers and acquisitions opportunities for a period of 12 months from the date of the agreement.
In exchange for the services provided and subject to the terms and conditions contained in the consulting services agreement, Legacy Semnur agreed to issue JW 10,000,000 shares of Common Stock following the consummation of the Business Combination, as well as a cash financing service fee of 7% of the received investment funds should JW successfully facilitate the signing of a PIPE contract on the Company’s behalf.
On July 22, 2025, Legacy Semnur entered into an amendment to the foregoing consulting services agreement, pursuant to which Legacy Semnur agreed to amend the share compensation and instead issue to JW 8,000,000 shares of Legacy Semnur common stock, subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.

Upon Closing, 10,000,000 shares (i.e., the then-existing 8,000,000 shares of Legacy common stock multiplied by the Exchange ratio) of Common Stock were issued to JW and the associated expense was recognized as G&A expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025.
On August 20, 2025, the Company entered into the PIPE SPA. As of December 31, 2025, the PIPE transaction has not closed and therefore the cash financing service fee of 7% is not a current obligation.
Retainer Shares
On July 22, 2025, Legacy Semnur entered into a stock issuance agreement with the law firm named therein pursuant to which the law firm was issued 10,000,000 shares of Legacy Semnur common stock as a retainer for legal services and payment for prior services. Upon Closing, the shares were exchanged for 12,500,000 shares (i.e., the then-existing 10,000,000 shares of Legacy common stock multiplied by the Exchange ratio) of Common Stock.
All such shares are held by the law firm as collateral for current and future outstanding legal fees due from the Company. At the option of the law firm, the retainer shares may be sold and the net proceeds may be applied against the outstanding legal fees. The retainer shares not applied against the outstanding legal fees due will be returned to the Company. As of December 31, 2025, it was not probable that any of the retainer shares would be applied against any outstanding legal fees.
Sponsor Support Agreement
Concurrently with the execution of the Merger Agreement, the Sponsor and each of the Company’s directors and executive officers entered into a sponsor support agreement with the Company and Semnur (the “Sponsor Support Agreement”), pursuant to which the Sponsor and each of Company’s directors and executive officers has agreed to, among other things: (i) vote in favor of the Parent Shareholder Approval Matters (as defined in the Merger Agreement) and in favor of any proposal in respect of an Extension Amendment (as such terms are defined in the Merger Agreement); (ii) vote against (or otherwise withhold written consent of, as applicable) any “Business Combination” (as such term is defined in Denali’s organizational documents) or any proposal relating thereto (in each case, other than as contemplated by the Merger Agreement); (iii) vote against (or otherwise withhold written consent of, as applicable) any merger agreement or merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by the Company (other than the Merger Agreement and the transactions contemplated thereby); (iv) vote against (or otherwise withhold written consent of, as applicable) any change in the business, management or Board of Directors (other than in connection with the Merger Agreement and the transactions contemplated thereby); and (v) vote against (or otherwise withhold written consent of, as applicable) any proposal, action or agreement that would (a) impede, frustrate, prevent or nullify any provision of the Sponsor Support Agreement or the Merger Agreement or any of the transactions contemplated thereby, (b) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of Denali or Merger Sub under the Merger Agreement, (c) result in any of the conditions set forth in Article VIII of the Merger Agreement not being fulfilled or (d) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the Company. Under the terms of the Sponsor Support Agreement, the Sponsor also agreed to certain standstill provisions with respect to the ordinary shares and other equity securities of the Company held by the Sponsor.

Stockholder Support Agreement
Concurrently with the execution of the Merger Agreement, Legacy Semnur, Semnur and Scilex (as the then sole stockholder of Semnur) entered into a company stockholder support agreement (the “Stockholder Support Agreement”), pursuant to which Scilex agreed to, among other things: (i) appear at any meeting of Semnur’s stockholders related to the transactions contemplated by the Merger Agreement, or otherwise cause its shares of Semnur common stock to be counted as present thereat for the purpose of establishing a quorum; (ii) vote (or execute and return an action by written consent), or cause to be voted at any such meeting of Semnur’s stockholders (or validly execute and return and cause such consent to be granted with respect to), all of its shares of Semnur common stock in favor of the Merger Agreement and the Business Combination; (iii) authorize and approve any amendment to Semnur’s certificate of incorporation or bylaws that is deemed necessary or advisable by Semnur for purposes of effecting the Business Combination; and (iv) vote (or execute and return an action by written consent), or cause to be voted at any such meeting of Semnur’s stockholders (or validly execute and return and cause such consent to be granted with respect to), all of its shares of Semnur common stock against any other action that would reasonably be expected to (a) impede, interfere with, frustrate, delay, postpone or adversely affect the Business Combination, (b) result in a breach of any covenant, representation or warranty or other obligation or agreement of Semnur under the Merger Agreement or (c) result in a breach of any covenant, representation or warranty or other obligation or agreement of Scilex contained in the Stockholder Support Agreement.
Scilex Stockholder Agreement
Concurrently with the execution of the Merger Agreement, the Company entered into a Stockholder Agreement with Scilex (the “Scilex Stockholder Agreement”). Pursuant to the Scilex Stockholder Agreement, from and after the effective time of the Business Combination, and for so long as Scilex beneficially owns any preferred stock, among other things, (i) Scilex shall have the right, but not the obligation, to designate each director to be nominated, elected or appointed to the Board of Directors (each, a “Stockholder Designee” and collectively, the “Stockholder Designees”), regardless of (i) whether such Stockholder Designee is to be elected to the Board of Directors at a meeting of stockholders called for the purpose of electing directors (or by consent in lieu of meeting) or appointed by the Board of Directors in order to fill any vacancy created by the departure of any director or increase in the authorized number of members of the Board of Directors, or (ii) the size of the Board of Directors, and the Company will be required to take all actions reasonably necessary, and not otherwise prohibited by applicable law, to cause each Stockholder Designee to be so nominated, elected or appointed to the Board of Directors as more fully described in the Scilex Stockholder Agreement. Scilex shall also have the right to designate a replacement director for any Stockholder Designee that has been removed from the Board of Directors and the right to appoint a representative of Scilex to attend all meetings of the committees of the Board of Directors. The Scilex Stockholder Agreement also provides that the Company will be prohibited from taking certain actions without the consent of Scilex. Such actions include, among other things, amendments to the Certificate of Designations, increases or decreases in the size of the Board of Directors, the incurrence of certain amounts of indebtedness and the payment of dividends on common stock. In addition, the Scilex Stockholder Agreement provides that the Company will be prohibited from taking certain actions without the consent of Oramed (but only until the date on which all payments under the Scilex-Oramed Note and all other obligations under the Scilex-Oramed Note have been paid in full in cash). The actions that require Oramed’s consent include, among other things, (i) amending certain agreements, including the Scilex Stockholder Agreement, the Merger Agreement, the Company’s certificate of incorporation or bylaws, the 2024 Plan (as defined in Note 7), the Stockholder Support Agreement and the Debt Exchange Agreement (as defined in Note 8), in each case that adversely affect the rights of capital stock held by Scilex in the Company (ii) approval of the issuance of capital stock of the Company that would result in Scilex holding less than 55% of the outstanding shares or voting power in the Company, (iii) forming any subsidiary that is not wholly owned and controlled by the Company, (iv) permitting any option grants to Scilex Insiders (as defined therein) pursuant to the 2024 Plan prior to the execution of the Merger Agreement to be exercisable and (v) permitting certain compensation payments to Scilex Insiders (as defined therein).